Taxation - Total Pre-Tax Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Bermuda	$ (44.1)	$ (68.1)	$ (76.4)
Foreign	(230.3)	(115.2)	(225.0)
Loss before income taxes	$ (274.4)	$ (183.3)	$ (301.4)